UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

Strauss Troy Co., LPA

Federal Reserve Building

150 E. 4th Street, 4th Floor

Cincinnati, OH 45202-4018

Registrant’s telephone number, including area code: 800-934-5550

Date of fiscal year end: 06/30/2021

Date of reporting period: 12/31/2020

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the IMS Family of Funds (the “Funds”), series of the 360 Funds (the “registrant”), for the period ended December 31, 2020 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

IMS Capital Value Fund IMS Strategic Income Fund

Semi-Annual Report

December 31, 2020

Fund Adviser:

IMS Capital Management, Inc.

8995 S.E. Otty Road

Portland, OR 97086

Toll Free (800) 934-5550

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the IMS Family of Funds’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from an IMS Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive all future reports in paper free of charge. You can inform an IMS Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request. Your election to receive reports in paper will apply to all funds held with the IMS Family of Funds complex/your financial intermediary.

INVESTMENT RESULTS – (Unaudited)

	Average Annual Total Returns
	(for the periods ended December 31, 2020)
	One Year	Five Years	Ten Years
IMS Capital Value Fund *	13.83%	9.84%	7.81%
S&P 500® Total Return Index **	18.40%	15.20%	13.87%

Total annual operating expenses, as disclosed in the IMS Capital Value Fund’s (the “Value Fund”) current prospectus dated October 28, 2020, were 1.89% of average daily net assets. IMS Capital Management, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Value Fund’s business, interest and dividend expense on securities sold short, and amounts, if any payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)) do not exceed 1.95% of the Value Fund’s average daily net assets through October 31, 2021, subject to the Adviser’s right to recoup payments. This expense cap agreement can be terminated only by, or with the consent of, the Board of Trustees.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling Shareholder Services at 1-800-934-5550.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**	The S&P 500® Total Return Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The annual total returns included for the above Fund are net of the total annual operating expenses for the Fund, while no annual operating expenses are deducted for the S&P 500® Total Return Index.

INVESTMENT RESULTS - (Unaudited)

	Average Annual Total Returns
	(for periods ended December 31, 2020)
	One Year	Five Year	Ten Year
IMS Strategic Income Fund*	4.01%	0.24%	(1.85)%
Bloomberg Barclays U.S. Aggregate Bond Index**	7.51%	4.43%	3.84%

Total annual operating expenses, as disclosed in the IMS Strategic Income Fund’s (the “Income Fund”) current prospectus dated October 28, 2020, were 3.64% of average daily net assets (1.98% after fee waivers/expense reimbursements by the Adviser). The Adviser contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses(excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Income Fund’s business, interest and dividend expense on securities sold short, and amounts, if any payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) do not exceed 1.95% of the Income Fund’s average daily net assets through October 31, 2021, subject to the Adviser’s right to recoup payments. This expense cap agreement can be terminated only by, or with the consent of, the Board of Trustees.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling Shareholder Services at 1-800-934-5550.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**	The Bloomberg Barclays U.S. Aggregate Bond Index is a widely-used indicator of the bond market. The index is market capitalization-weighted and is made up of U.S. bonds that are primarily investment grade and has a greater number of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The annual total returns included for the above Fund are net of the total annual operating expenses for the Fund, while no annual operating expenses are deducted for the Bloomberg Barclays U.S. Aggregate Bond Index.

FUND HOLDINGS – (Unaudited)

IMS Capital Value Fund Holdings as of December 31, 20201

1As a percent of net assets.

The investment objective of the IMS Capital Value Fund is long-term growth from capital appreciation, and secondarily, income from dividends. The IMS Capital Value Fund typically invests in mid-cap securities, which the Adviser defines as those with a market capitalization of approximately $2 billion to $11 billion, and in large-cap securities, which the Adviser defines as those with a market capitalization of greater than $11 billion.

FUND HOLDINGS – (Unaudited) (continued)

IMS Strategic Income Fund Holdings as of December 31, 20201

1 As a percent of net assets.

The investment objective of the IMS Strategic Income Fund is current income, and a secondary objective of capital appreciation. In pursuing its investment objectives, the Income Fund will generally invest in corporate bonds, government bonds, dividend-paying common stocks, preferred and convertible preferred stocks, income trusts (including business trusts, oil royalty trusts and real estate investment trusts), money market instruments and cash equivalents. The Income Fund may also invest in structured products, such as reverse convertible notes, a type of structured note, and in 144A securities that are purchased in private placements and thus are subject to restrictions on resale (either as a matter of contract or under federal securities laws), but only where the Adviser has determined that a liquid trading market exists. Under normal circumstances, the Income Fund will invest at least 80% of its assets in dividend paying or other income producing securities.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 through December 31, 2020).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees. Therefore, the second line is only useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

IMS Funds	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During the Period* July 1, 2020 – December 31, 2020
Capital Value Fund
Actual (+23.54%)	$1,000.00	$1,235.40	$10.42
Hypothetical**	$1,000.00	$1,015.90	$9.40
Strategic Income Fund
Actual (+13.22)%	$1,000.00	$1,132.20	$10.48
Hypothetical**	$1,000.00	$1,015.40	$9.91

*	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios for the Capital Value Fund and the Strategic Income Fund were 1.85% and 1.95%, respectively.
**	Assumes a 5% annual return before expenses.

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCK - 99.99%	Shares	Value

Communication Services - 12.47%
Alphabet, Inc. - Class C (a)	656	$1,149,233
Facebook, Inc. - Class A (a)	2,802	765,394
Netflix, Inc. (a)	760	410,955
Verizon Communications, Inc.	13,400	787,250
Walt Disney Co.	8,100	1,467,558
		4,580,390
Consumer Discretionary - 29.56%
Amazon.com, Inc. (a)	343	1,117,127
Booking Holdings, Inc. (a)	555	1,236,135
Carnival Corp.	35,300	764,598
Dollar Tree, Inc. (a)	6,500	702,260
Domino’s Pizza, Inc.	887	340,129
Expedia Group, Inc.	11,665	1,544,446
Hilton Worldwide Holdings, Inc.	13,200	1,468,632
Home Depot, Inc.	2,720	722,486
Las Vegas Sands Corp.	18,300	1,090,680
Royal Caribbean Cruises Ltd	15,100	1,127,819
Starbucks Corp.	6,962	744,795
		10,859,107
Consumer Staples - 0.96%
Altria Group, Inc.	8,600	352,600

Energy - 2.67%
Chevron Corp.	11,600	979,620

Financials - 8.00%
Charles Schwab Corp.	17,300	917,592
JPMorgan Chase & Co.	5,500	698,885
Wells Fargo & Co.	43,900	1,324,902
		2,941,379
Health Care - 9.16%
AbbVie, Inc.	7,000	750,050
CVS Health Corp.	11,900	812,770
Johnson & Johnson	4,000	629,520
UnitedHealth Group, Inc.	3,345	1,173,025
		3,365,365

Industrials - 16.23%
Boeing Co.	6,620	1,417,077
Delta Air Lines, Inc.	28,800	1,158,048
General Electric Co.	113,200	1,222,560
Southwest Airlines Co.	29,840	1,390,842
United Parcel Service, Inc. - Class B	4,600	774,640
		5,963,168

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCK - 99.99% (continued)	Shares	Value

Information Technology - 18.44%
Adobe, Inc. (a)	754	$377,090
Apple, Inc.	9,974	1,323,450
Intel Corp.	7,764	386,802
Microsoft Corp.	5,093	1,132,785
NVIDIA Corp.	1,465	765,023
PayPal Holdings, Inc. (a)	4,000	936,800
QUALCOMM, Inc.	7,856	1,196,783
Visa, Inc. - Class A	3,000	656,190
		6,774,924
Utilities - 2.50%
Vistra Corp.	46,800	920,088

TOTAL COMMON STOCK (Cost $29,402,322)		36,736,641

MONEY MARKET SECURITIES - 0.57%
Federated Hermes Government Obligations Fund - Institutional Shares, 0.01% (b)	208,415	208,415

TOTAL MONEY MARKET SECURITIES (Cost $208,415)		208,415

TOTAL INVESTMENTS AT VALUE (Cost $29,610,737) - 100.56%		$36,945,056
LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.56%)		(206,304)
NET ASSETS - 100.00%		$36,738,752

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Rate shown represents the 7-day yield at December 31, 2020, is subject to change and resets daily.

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCK - 68.43%	Shares	Value

Communication Services - 2.86%
AT&T, Inc.	6,700	$192,692
Verizon Communications, Inc.	2,900	170,375
		363,067
Consumer Discretionary - 6.30%
Gap, Inc.	12,200	246,318
H&R Block, Inc.	8,200	130,052
Hasbro, Inc.	2,600	243,204
Polaris, Inc.	1,900	181,032
		800,606
Consumer Staples - 12.59%
Altria Group, Inc.	4,600	188,600
B&G Foods, Inc.	8,200	227,386
Colgate-Palmolive Co.	2,300	196,673
Conagra Brands, Inc.	6,900	250,194
General Mills, Inc.	3,300	194,040
Kellogg Co.	2,800	174,244
Kimberly-Clark Corp.	1,200	161,796
Philip Morris International, Inc.	2,500	206,975
		1,599,908
Energy - 3.91%
EOG Resources, Inc.	5,000	249,350
Exxon Mobil Corp.	6,007	247,609
		496,959
Financials - 13.22%
Bank of Nova Scotia	3,700	199,948
CME Group, Inc.	1,400	254,870
JPMorgan Chase & Co.	1,600	203,312
Lincoln National Corp.	5,100	256,581
New York Community Bancorp, Inc.	23,200	244,760
US Bancorp	5,700	265,563
Wells Fargo & Co.	8,445	254,870
		1,679,904
Health Care - 9.54%
AbbVie, Inc.	1,800	192,870
Bristol Myers Squibb Co.	3,200	198,496
Cardinal Health, Inc.	4,200	224,952
Gilead Sciences, Inc.	2,900	168,954
Patterson Cos., Inc.	6,100	180,743
Pfizer, Inc.	6,700	246,627
		1,212,642
Industrials - 6.98%
Caterpillar, Inc.	1,300	236,626
General Dynamics Corp.	1,670	248,529
Illinois Tool Works, Inc.	1,100	224,268
Lockheed Martin Corp.	500	177,490
		886,913
Information Technology - 3.76%
Cisco Systems, Inc.	5,000	223,750
International Business Machines Corp.	2,020	254,278
		478,028

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCK - 68.43% (continued)	Shares	Value

Materials - 3.83%
Air Products and Chemicals, Inc.	965	$263,657
Nucor Corp.	4,200	223,398
		487,055
Utilities - 5.44%
AES Corp.	10,955	257,443
Edison International	4,100	257,562
Vistra Corp.	9,000	176,940
		691,945

TOTAL COMMON STOCK (Cost $8,833,757)		8,697,027

CORPORATE BONDS - 20.13%	Principal Amount

American Airlines Group, Inc., 5.000%, due 06/01/2022 (b)	$300,000	269,703
Bombardier, Inc., 6.000%, due 10/15/2022 - Canada (d)	250,000	245,413
Citigroup Global Markets Holdings, Inc., 7,000%, due 04/16/2035	190,000	193,363
EQT Corp., 3.900%, due 10/01/2027	300,000	298,035
Ford Motor Co., 4.750%, due 01/15/2043	220,000	224,400
General Electric Co., 5.000%, Fixed to Variable Perpetual Bond (a) (j)	320,000	297,680
Genworth Holdings, Inc., 7.625%, due 09/24/2021	125,000	126,875
Nordstrom, Inc., 5.000%, due 01/15/2044	200,000	188,259
Realogy Group LLC, 9.375%, due 04/01/2027 (d)	5,000	5,537
Service Property Trust, 3.95%, due 01/15/2028	200,000	193,250
Tenneco, Inc., 5.000%, due 07/15/2026	350,000	322,000
United States Steel Corp., 6.650%, due 06/01/2037	230,000	193,200

TOTAL CORPORATE BONDS (Cost $2,565,908)		2,557,715

STRUCTURED NOTES - 9.48%
Citigroup Global Markets Holdings, Inc. Callable Fixed to Float Range Accrual Note, 8.000%, 12/26/2033 (e)	300,000	279,540
Morgan Stanley Fixed to Floating Rate Leveraged CMS and Index Linked Note, 5.150%, 08/30/2028 (a) (f)	350,000	304,500
Natixis US Medium-Term Note Program LLC Callable Fixed to Floating Capped Range Accrual Note, 8.554%, 10/31/2034 (a) (g)	500,000	400,000
Societe Generale SA Callable Fixed to Floating Rate CMS and Index Linked Note, 10.000%, 06/28/2034 - France (h)	325,000	220,740

TOTAL STRUCTURED NOTES (Cost $1,457,258)		1,204,780

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Shares	Value
WARRANTS - 0.03%
California Resources Corp. (a)	940	$3,760

TOTAL WARRANTS (Cost $0)		3,760

MONEY MARKET SECURITIES - 1.31%
Federated Hermes Government Obligations Fund - Institutional Shares, 0.01% (i)	166,153	166,153

TOTAL MONEY MARKET SECURITIES (Cost $166,153)		166,153

TOTAL INVESTMENTS AT VALUE (Cost $13,023,076) - 99.38%		$12,629,435
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.62%		78,733
NET ASSETS - 100.00%		$12,708,168

Percentages are stated as a percent of net assets.

(a) Variable rate security. Rate shown represents the rate in effect at December 31, 2020.

(b) Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional investors.

(c) Non-income producing security.

(d) Security exempted from registration under Regulation S of the Securities Act of 1933.

(e) On each coupon payment date occurring during the first year following issuance of the securities, the securities will pay a fixed coupon of 8.00% per annum, regardless of the CMS spread or the level of the underlying indices. Beginning in March 2020, the variable coupon rate will be determined as follows: Contingent rate of 8.000% multiplied by the number of days the accrual condition is met divided by the number of days in the accrual period, subject to the Maximum Interest Rate of 8.000% and the Minimum Interest Rate of 0.000%. The accrual condition will be satisfied on an elapsed day if, and only if, (i) the CMS spread is greater than the CMS spread barrier on that elapsed day and (ii) the closing level of each underlying index is greater than or equal to its accrual barrier level on that elapsed day.

(f) The variable rate is equal to 5 times the difference, if any, between the 30-Year Constant Maturity Swap Rate (“30CMS”) and the 2-year Constant Maturity Swap Rate (“2CMS”) as determined on the CMS reference determination date at the start of the quarterly interest payment period; subject to a maximum interest rate of 12.00% per annum for each interest payment period during the floating rate interest period and the minimum interest rate of 0.00% per annum.

(g) The variable rate is determined by multiplying (a) the product of the Multiplier and the applicable CMS30/CMS2 Spread determined as of the reference date at the start of the interest period, and subject to the minimum interest rate of 0.00% and the maximum interest rate of 10.00%, by (b) a fraction equal to the number of calendar days in such interest period with respect to which the closing level of the S&P 500® Index is greater than or equal to 60% of its closing level on trade date divided by the number of calendar days in such interest period.

(h) For each Interest Period commencing on or after the Original Issue Date through January 2021 (the “Fixed Rate Period”), the interest rate per annum will be equal to the Fixed Interest Rate of 10.000%. For each Interest Period beginning in January 2021 (the “Floating Rate Period”), the interest rate per annum will be equal to the product of (a) the 30-Year Constant Maturity Swap Rate minus the 2-Year Constant Maturity Swap Rate multiplied by the number of days the accrual condition is met divided by the number of days in the accrual period and (b) the Multiplier rate of 50, subject to the Maximum Interest Rate of 10.000% and the Minimum Interest Rate of 0.000%. The accrual condition is satisfied on days where RTY and SX7E are greater than or equal to 60% of the initial index level.

(i) Variable rate security. Rate shown represents the 7-day yield at December 31, 2020 and resets daily.

(j) With respect to the Fixed Rate Period ending January 21, 2021, interest will be paid at a rate of 5.00% per annum, payable semi-annually. Effective January 21, 2021, interest will be paid based on a floating rate equal to three-month LIBOR plus 3.33% per annum, payable quarterly.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020 (Unaudited)

	IMS Capital Value Fund	IMS Strategic Income Fund
Assets:
Investments in securities:
At cost	$29,610,737	$13,023,076
At value	$36,945,056	$12,629,435
Receivables:
Interest	—	44,415
Dividends	8,528	51,028
Fund shares sold	25	—
Prepaid expenses	6,246	6,309
Total assets	36,959,855	12,731,187

Liabilities:
Payables:
Fund shares redeemed	162,766	—
Due to Adviser	37,408	6,848
Due to administrator, fund accountant and transfer agent	9,669	4,619
Accrued expenses	11,260	11,552
Total liabilities	221,103	23,019
Net Assets	$36,738,752	$12,708,168

Net Assets consist of:
Paid-in capital	$25,644,655	$36,498,149
Total distributable earnings (accumulated deficit)	11,094,097	(23,789,981)
Total Net Assets	$36,738,752	$12,708,168

Shares outstanding (unlimited number of shares authorized, no par value)	1,349,617	5,029,890
Net asset value and offering price per share	$27.22	$2.53
Minimum redemption price per share (a)	$27.08	$2.52

(a) A redemption fee of 0.50% will be assessed on shares of the Fund that are redeemed within 90 days of purchase.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS
STATEMENTS OF OPERATIONS
For the Six Month Period Ended December 31, 2020 (Unaudited)

	IMS Capital Value Fund	IMS Strategic Income Fund

Investment income:
Dividends (net of foreign withholding taxes of $0 and $747, respectively)	$253,512	$284,799
Interest	17	170,702
Total investment income	253,529	455,501

Expenses:
Investment Adviser fees (a)	205,381	77,534
Accounting, administration and transfer agent fees and expenses (a)	49,676	45,485
Liquidity Rule expenses	12,449	12,449
Trustee expenses	9,550	10,032
Audit expenses	6,554	6,554
Custodian expenses	4,447	3,258
Miscellaneous expenses	4,321	3,196
Registration expenses	4,204	5,594
Printing expenses	4,162	4,162
Pricing expenses	3,842	7,259
Shareholder networking fees	3,277	1,008
Legal expenses	3,025	3,025
Interest expenses	1,965	188
Insurance expenses	1,133	225
Total expenses	313,986	179,969
Less: Fees waived and expenses reimbursed by Adviser (a)	—	(36,288)
Less: Fees waived by administrator (a)	—	(23,500)
Net expenses	313,986	120,181

Net Investment Income (Loss)	(60,457)	335,320

Realized and unrealized gain (loss) on investment securities:

Net realized gain on investment securities	3,911,979	154,547
Change in unrealized appreciation on investment securities	3,331,319	1,040,456
Net realized and unrealized gain on investment securities	7,243,298	1,195,003

Net Increase in Net Assets Resulting from Operations	$7,182,841	$1,530,323

(a) See Note 4 in the Notes to Financial Statements.

See accompanying notes which are an integral part of these financial statements.

IMS CAPITAL VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Month
	Period Ended	Year Ended
	December 31, 2020	June 30, 2020
Increase (Decrease) in Net Assets due to:	(Unaudited)
Operations:
Net investment income (loss)	$(60,457)	$75,999
Net realized gain on investment securities	3,911,979	769,332
Change in unrealized appreciation (depreciation) on investment securities	3,331,319	(630,121)
Net increase in net assets resulting from operations	7,182,841	215,210

Distributions to shareholders from:
Total distributable earnings	(758,070)	(1,530,350)
Total Distributions	(758,070)	(1,530,350)

Capital share transactions:
Proceeds from shares purchased	398,892	3,413,602
Reinvestment of distributions	747,648	1,507,069
Amount paid for shares redeemed	(2,075,211)	(2,734,633)
Proceeds from redemption fees	69	33
Net increase (decrease) in net assets from share transactions	(928,602)	2,186,071

Total Increase in Net Assets	5,496,169	870,931

Net Assets:
Beginning of year/period	31,242,583	30,371,652

End of year/period	$36,738,752	$31,242,583

Capital Share Transactions
Shares purchased	16,631	148,369
Shares issued in reinvestment of distributions	27,866	62,199
Shares redeemed	(83,205)	(116,464)
Net increase (decrease) in capital shares	(38,708)	94,104

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Month
	Period Ended	Year Ended
	December 31, 2020	June 30, 2020
Increase (Decrease) in Net Assets due to:	(Unaudited)
Operations:
Net investment income	$335,320	$519,999
Net realized gain (loss) on investment securities	154,547	(1,029,136)
Change in unrealized appreciation (depreciation) on investment securities	1,040,456	(87,854)
Net increase (decrease) in net assets resulting from operations	1,530,323	(596,991)

Distributions to shareholders from:
Total distributable earnings	(356,654)	(483,725)
Total Distributions	(356,654)	(483,725)

Capital share transactions:
Proceeds from shares purchased	103,511	7,410,959
Reinvestment of distributions	349,423	464,385
Amount paid for shares redeemed	(660,902)	(967,512)
Proceeds from redemption fees	—	1,076
Net increase (decrease) in net assets from share transactions	(207,968)	6,908,908

Total Increase in Net Assets	965,701	5,828,192

Net Assets:
Beginning of year/period	11,742,467	5,914,275

End of year/period	$12,708,168	$11,742,467

Capital Share Transactions
Shares purchased	44,237	3,047,727
Shares issued in reinvestment of distributions	144,524	193,445
Shares redeemed	(271,723)	(391,184)
Net increase (decrease) in capital shares	(82,962)	2,849,988

See accompanying notes which are an integral part of these financial statements.

IMS CAPITAL VALUE FUND
FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year/period

	For the
	Six Month
	Period Ended		For the Years Ended
	December 31, 2020		June 30, 2020		June 30, 2019		June 30, 2018		June 30, 2017	June 30, 2016
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$22.50		$23.47		24.75		$24.05		$21.52	$23.16

Investment Operations:
Net investment income (loss)	(0.04)		0.06		(0.02)		(0.00	)(a)	0.02	(0.04)
Net realized and unrealized gain (loss) on investments	5.44		0.21		1.27		1.22		2.51	(1.60)
Total from investment operations	5.40		0.27		1.25		1.22		2.53	(1.64)

Less Distributions to Shareholders:
From net investment income	(0.04)		—		—		(0.02)		—	—
From net realized capital gains	(0.53)		(1.24)		(2.53)		(0.50)		—	—
Total distributions	(0.57)		(1.24)		(2.53)		(0.52)		—	—

Paid in capital from redemption fees (a) (d)	0.00		0.00		0.00		0.00		0.00	0.00

Net Asset Value, End of Year/Period	$27.33		$22.50		23.47		$24.75		$24.05	$21.52

Total Return (b)	23.54	%(e)	0.77%		6.99%		5.05%		11.76%	(7.08)%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$36,739		$31,243		30,372		$33,682		$40,707	$38,683

Ratio of expenses to average net assets:	1.85	%(c)(f)	1.88	%(c)	1.80	%(c)	1.74	%(c)	1.69%	1.69%

Ratio of net investment income (loss) to average net assets:	(0.36	)%(f)	0.26	%(c)	(0.10	)%(c)	(0.01	)%(c)	0.08%	(0.19)%

Portfolio turnover rate	54.18	%(e)	263.64%		17.29%		40.01%		84.33%	64.78%

(a)	Net investment loss and redemption fees resulted in less than $0.005 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	The ratios include 0.01% of interest expense during the years ended June 30, 2018, June 30, 2019 and June 30, 2020 and the six month period ended December 31, 2020.
(d)	The average shares method was used to calculate redemption fees.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year/period

	For the
	Six Month
	Period Ended		For the Years Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$2.30		$2.61	$2.45	$2.93	$3.27	$4.53

Investment Operations:
Net investment income	0.07		0.15	0.13	0.19	0.24	0.35
Net realized and unrealized gain (loss) on investments and foreign currency (a)	0.23		(0.31)	0.16	(0.49)	(0.32)	(1.28)
Total from investment operations	0.30		(0.16)	0.29	(0.30)	(0.08)	(0.93)

Less Distributions to Shareholders:
From net investment income	(0.07)		(0.15)	(0.13)	(0.18)	(0.26)	(0.33)
Total distributions	(0.07)		(0.15)	(0.13)	(0.18)	(0.26)	(0.33)

Paid in capital from redemption fees (e)	0.00		0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

Net Asset Value, End of Year/Period	$2.53		$2.30	$2.61	$2.45	$2.93	$3.27

Total Return (c)	13.22	%(f)	(6.31)%	12.22%	(10.71)%	(2.69)%	(20.99)%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$12,708		$11,742	$5,914	$3,928	$5,580	$8,865

Ratio of expenses to average net assets: (d)	1.95	%(g)	1.96%	1.98%	2.02%	1.98%	1.98%

Ratio of expenses to average net assets before waiver & reimbursement: (d)	2.92	%(g)	3.62%	4.29%	3.36%	2.93%	2.25%

Ratio of net investment income to average net assets: (d)	5.45	%(g)	6.58%	5.27%	6.99%	7.83%	9.13%

Ratio of net investment income to average net assets before waiver & reimbursement: (d)	4.48	%(g)	4.92%	2.95%	5.64%	6.87%	8.85%

Portfolio turnover rate	262.48	%(f)	390.29%	728.46%	758.79%	505.62%	394.23%

(a)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net assets value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations.
(b)	Redemption fees resulted in less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	The ratios include 0.03% of interest expense during the year ended June 30, 2016, 0.04% of interest expense during the year ended June 30, 2017, 0.07% of interest expense during the year ended June 30, 2018, 0.03% of interest expense during the year ended June 30, 2019 and 0.01% of interest expense during the year ended June 30, 2020.
(e)	The average shares method was used to calculate redemption fees.
(f)	Not annualized.
(g)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2020 (Unaudited)

NOTE 1. ORGANIZATION

The IMS Family of Funds (the “Funds”), comprising the IMS Capital Value Fund (the “Value Fund”) and the IMS Strategic Income Fund (the “Income Fund”), were each organized as a diversified series of 360 Funds (the “Trust”) on June 20, 2014. The Trust was organized on February 24, 2005, as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The investment objective of the Value Fund is to provide long-term growth from capital appreciation and secondarily, income from dividends. The investment objective of the Income Fund is to provide current income and secondarily, capital appreciation. The investment adviser of each Fund is IMS Capital Management, Inc. (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”).. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Foreign Currency – Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Federal Income Taxes – The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

Management has evaluated the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2017, June 30, 2018, June 30, 2019 and June 30, 2020) and expected to be taken during the six month period ended December 31, 2020, and has concluded that no provision for income tax is required in these financial statements. As of and during the six month period ended December 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six month period ended December 31, 2020, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2017.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS - (continued)

December 31, 2020 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board of Trustees (the “Board”)).

Security Transactions and Related Income – Each Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITS) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. For bonds that miss a scheduled interest payment, after the grace period, all interest accrued on the bond is written off and no additional interest will be accrued. However, for illiquid bonds or those bonds fair valued by the Adviser, if the Adviser’s research indicates a high recovery rate in restructuring, and the Fund expects to hold the bond until the issue is restructured, past due interest may not be written off in its entirety. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Dividends and Distributions – The Income Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. The Value Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

There were no reclassifications to the components of net assets during the six month period ended December 31, 2020.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS - (continued)

December 31, 2020 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to each Fund’s major categories of assets measured at fair value on a recurring basis follows:

Equity securities, including common stock, real estate investment trusts, and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.

Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS - (continued)

December 31, 2020 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, municipal bonds, structured notes, and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 2 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities. The Adviser has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Funds invest may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures on June 24, 2014, which established a Valuation Committee to work with the Adviser and report to the Board on securities being fair valued or manually priced. The Lead Chairman and Trustee for the 360 Funds, along with the Funds’ Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Adviser in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS - (continued)

December 31, 2020 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used to value the Value Fund’s investments as of December 31, 2020:

	Valuation Inputs
Investments at Value	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stock*	$36,736,641	$—	$—	$36,736,641
Money Market Securities	208,415	—	—	208,415
Total	$36 945,056	$—	$—	$36,945,056

* Refer to the Schedule of Investments for industry classifications.

The following is a summary of the inputs used to value the Income Fund’s investments as of December 31, 2020:

	Valuation Inputs
Investments at value	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stock*	$8,697,027	$—	$—	$8,697,027
Corporate Bonds	—	2,557,715	—	2,557,715
Structured Notes	—	1,204,780	—	1,204,780
Warrants	3,760	—	—	3,760
Money Market Securities	166,153	—	—	166,153
Total	$8,866,940	$3,762,495	$—	$ 12,629,435

The Value Fund and the Income Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Value Fund and the Income Fund did not hold any derivative instruments during the reporting period. The Value Fund and the Income Fund recognize transfers between fair value hierarchy levels at the end of the reporting period.

* Refer to the Schedule of Investments for industry classifications.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS - (continued)

December 31, 2020 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser serves as investment adviser to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) with the Trust. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board of Trustees.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, interest and dividend expense on securities sold short, and amounts, if any payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)) do not exceed 1.95% of the Funds’ average daily net assets through October 31, 2021, subject to the Adviser’s right to recoup payments.

Under the terms of the Advisory Agreement, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly. Please see the chart below for information regarding the management fee rates, management fees earned, fee waivers and recoupments, and expenses reimbursed during the six month period ended December 31, 2020, as well as amounts due to the Adviser at December 31, 2020.

	Value Fund	Income Fund
Management fee under Advisory Agreement (as a percentage of average net assets)	1.21%	1.26%
Expense limitation (as a percentage of average net assets)	1.95%	1.95%
Management fees earned	$205,381	$77,534
Fees waived and expenses reimbursed	$—	$(36,288)
Payable to Adviser	$37,408	$6,848

Each waiver or reimbursement by the Adviser is subject to repayment by the Funds within the three years from the date of the waiver or reimbursement, provided that the Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver, reimbursement, or recoupment.

The amounts subject to repayment by the Income Fund pursuant to the aforementioned conditions, are as follows:

Fund	Amount	Expires June 30,
Income Fund	$65,700	2021
Income Fund	$81,754	2022
Income Fund	$115,540	2023
Income Fund	$36,288	2024

There are no amounts subject to repayment by the Value Fund.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS - (continued)

December 31, 2020 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)

The Trust has entered into an Investment Company Services Agreement (the “Services Agreement”) with M3Sixty Administration, LLC (“M3Sixty”). Under the Services Agreement, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records.

For the six month period ended December 31, 2020, the Funds accrued servicing fees, including out of pocket expenses, as follows:

Fund	Service Fees
Value Fund	$49,676
Income Fund	$45,485

M3Sixty has also agreed to voluntarily waive certain fees until certain thresholds are met by the Funds. During the six month period ended December 31, 2020, M3Sixty waived fees as follows:

Fund	Service Fees Waived
Value Fund	$—
Income Fund	$23,500

Certain officers and a Trustee of the Trust are also employees or officers of M3Sixty.

Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the Funds for the six month period ended December 31, 2020.

The Distributor is not affiliated with the Adviser. The Distributor is an affiliate of M3Sixty.

NOTE 5. LINE OF CREDIT

During the six month period ended December 31, 2020, the IMS Funds each respectively entered into an agreement with The Huntington National Bank, the custodian of the Funds’ investments, to open secured lines of credit secured by the Funds’ investments. Borrowings under this agreement bear interest at LIBOR plus 1.500%. Maximum borrowings for each Fund are lesser of $2,000,000 or 10.000% of the Fund’s daily investments at value. Total borrowings for the Funds cannot exceed $2,000,000 at any time. The current agreement expires on September 5, 2021.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS - (continued)

December 31, 2020 (Unaudited)

NOTE 5. LINE OF CREDIT (continued)

	Value Fund	Income Fund
Maximum available bank line of credit as of December 31, 2020	$2,000,000	$1,262,943
Average borrowings for the year	$209,279	$—
Average interest rate for the year	1.745%	N/A
Highest balance drawn during the year	$724,867	$—
Interest rate at December 31, 2020	2.000%	2.000%
Line of credit borrowing at December 31, 2020	$—	$—

NOTE 6. INVESTMENTS

For the six month period ended December 31, 2020 purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	Value Fund	Income Fund
Purchases
Other	$18,044,379	$27,268,237
Sales
Other	$19,760,445	$27,684,037

As of December 31, 2020, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Value Fund	Income Fund
Gross Appreciation	$7,756,487	$150,159
Gross (Depreciation)	(475,762)	(581,943)
Net Appreciation (Depreciation) on Investments	$7,280,725	$(431,784)
Tax Cost	$29,664,331	$13,061,219

The difference between book basis and tax basis unrealized appreciation (depreciation) of the Funds’ investments is primarily attributable to the tax deferral of losses on wash sales.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS - (continued)

December 31, 2020 (Unaudited)

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2020, NFS LLC (“NFS”) and TD Ameritrade, Inc. (“Ameritrade”) held, for the benefit of their customers, greater than 25% of the Funds’ voting securities. As a result, both NFS and Ameritrade may be deemed to control the Funds. The percentages of voting securities of the Funds held by NFS and Ameritrade as of December 31, 2020 were as follows:

	Value Fund	Income Fund
NFS	39.25%	35.24%
Ameritrade	31.67%	52.68%

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

Value Fund – For the six month period ended December 31, 2020, the Value Fund paid distributions totaling $0.569234 per share.

The tax characterization of distributions for the six month period ended December 31, 2020 and for the fiscal year ended June 30, 2020 was as follows:

Distributions paid from:	Six Month Period Ended December 31, 2020	Fiscal Year Ended June 30, 2020
Ordinary Income	$51,454	$552,132
Long-term Capital Gains	706,616	978,218
Total Distributions paid	$758,070	$1,530,350

Income Fund – For the six month period ended December 31, 2020, the Income Fund paid monthly distributions totaling $0.070 per share.

The tax characterization of distributions for the six month period ended December 31, 2020 and for the fiscal year ended June 30, 2020 was as follows:

Distributions paid from:	Six Month Period Ended December 31, 2020	Fiscal Year Ended June 30, 2020
Ordinary Income	$356,654	$483,725
Total Distributions paid	$356,654	$483,725

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. As of June 30, 2020, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Value Fund	Income Fund
Undistributed net investment income	$51,454	$49,239
Deferred capital and other losses	—	(957,137)
Accumulated realized capital gains (losses)	706,615	(22,594,950)
Net unrealized appreciation (depreciation)	3,911,257	(1,460,802)
	$4,669,326	$(24,963,650)

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS - (continued)

December 31, 2020 (Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS (continued)

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For disclosure purposes, these deferrals are included in “Deferred capital and other losses” above.

As of June 30, 2020, deferred capital and other losses noted above consist of:

	Post-October Capital Losses	Late Year Ordinary Losses
Value Fund	$—	$—
Income Fund	957,137	—

NOTE 9. CAPITAL LOSS CARRYFORWARDS

At June 30, 2020, for federal income tax purposes, the Funds have capital loss carryforwards, in the following amounts:

	Value Fund	Income Fund
No expiration – short term	$—	$8,582,576
No expiration – long term	—	14,012,374
	$—	$22,594,950

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. During the year ended June 30, 2020, the Funds did not utilize any capital loss carryforwards.

NOTE 10. STRUCTURED NOTES

The Income Fund may invest in certain structured products, including interest rate or index-linked notes. The risk of an investment in a structured product depends primarily on the type of collateral securities and the class of the structured product in which the Fund invests. In addition to the standard interest rate, default and other risks of fixed income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in structured products that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

At December 31, 2020, the aggregate value of such securities amounted to $1,204,780 and the value amounts to 9.48% of the net assets of the Income Fund.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS - (continued)

December 31, 2020 (Unaudited)

11. RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Adviser or pursuant to the Fund’s fair value policy, subject to oversight by the Board of Trustees. The Income Fund has acquired securities, the sale of which is restricted under Rule 144A or Regulation S the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At December 31, 2020, the aggregate value of such securities amounted to $520,653 and the value amounts to 4.10% of the net assets of the Income Fund.

	Acquisition Date	Principal Amount	Amortized Cost	Value
American Airlines Group, 5% due 06/01/2022, 144A	3/05/2020	$300,000	$298,058	$269,703
Bombardier, Inc., 6.000%, due 10/15/2022, Reg-S	11/12/2019	250,000	250,781	245,413
Realogy Group LLC, 9.375%, due 04/01/2027, Reg-S	7/04/2019	5,000	4,574	5,537
			$553,413	$520,653

NOTE 12. SUBSEQUENT EVENTS

On January 15, 2021, the Income Fund declared a dividend of $50,268, which was payable on January 15, 2021.

On February 16, 2021, the Income Fund declared a dividend of $103,717 which was payable on February 16, 2021.

Management has evaluated subsequent events through the issuance of the financial statements and has noted no other such events that would require disclosure.

NOTE 13. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

TRUSTEES AND OFFICERS – (Unaudited)

The Trustees are responsible for the management and supervision of the Funds.  The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds.  This section provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively. The Statement of Additional Information for each Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at (800) 934-5550.

Trustees and Officers.  Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Arthur Q. Falk YOB : 1937	Trustee	Since 2011	Retired.	Six	None
Tom M. Wirtshafter YOB : 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment Advisor) (2009-Present).	Six	None
Gary W. DiCenzo YOB: 1962	Trustee and Independent Chairman	Since 2014 Since 2019	Partner, Cognios Capital (investment management firm) (2015-2020) Chief Executive officer (2015-2019).	Six	None
Steven D. Poppen YOB : 1968	Trustee	Since 2018	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1999-present).	Six	M3Sixty Funds Trust (3 portfolios) (2015 – present)
Thomas J. Schmidt YOB: 1963	Trustee	Since 2018	Principal, Tom Schmidt & Associates Consulting, LLC (2015-Present)	Six	None
Interested Trustee*
Randall K. Linscott YOB: 1971	President	Since 2013	Chief Executive Officer, M3Sixty Administration, LLC (2013 – present)	Six	M3Sixty Funds Trust (3 portfolios) (2015 – present)

* The Interested Trustee is an Interested Trustee because he is Chief Executive Officer and principal owner of M3Sixty Administration, LLC, the Fund’s administrator and transfer agent.

TRUSTEES AND OFFICERS – (Unaudited)(continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Andras P. Teleki YOB: 1971	Chief Compliance Officer and Secretary	Since 2015	Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, Matrix 360 Distributors, LLC and M3Sixty Advisors, LLC (2015-present); Chief Compliance Officer and Secretary, M3Sixty Funds Trust (2016-present); Chief Compliance Officer and Secretary, WP Trust (2016-present).	N/A	N/A
Brandon J. Byrd YOB: 1981	Assistant Secretary and Anti-Money Laundering Officer Vice President	Since 2013 Since 2018	Chief Operating Officer, M3Sixty Administration, LLC (2013-present).	N/A	N/A
Larry E. Beaver, Jr.** YOB: 1969	Assistant Treasurer	Since 2017	Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017-Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017); Chief Accounting Officer, Amidex Funds, Inc. (2003-2020); Assistant Treasurer, Capital Management Investment Trust (July 2017-July 2018); Assistant Treasurer, M3Sixty Funds Trust (July 2017-Present; Assistant Treasurer, WP Funds Trust (July 2017-Present); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008-July 2017); Treasurer, 360 Funds Trust (2007-2017); Treasurer, M3Sixty Funds Trust (2015-July 2017); Treasurer, WP Trust (2015-July 2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008-2016).	N/A	N/A
Bo J. Howell YOB: 1981	Assistant Secretary	Since 2020	Shareholder, Strauss Troy Co., LPA (2020-present); Partner, Practus LLP (2018-2020); CEO, Joot (2018-present); Director of Fund Administration, Ultimus Fund Services, LLC (2014-2018).	N/A	N/A
Ted L. Akins YOB: 1974	Assistant Secretary	Since 2018	Vice President of Operations, M3Sixty Administration, LLC (2012-present).	N/A	N/A

** Effective December 28, 2018, Larry E. Beaver, Jr. was assigned as Interim Treasurer until a new Treasurer is appointed by the Board.

TRUSTEES AND OFFICERS – (Unaudited)(continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration, LLC. Each Trustee who is not an “interested person” (an “Independent Trustee”) receives a $5,000 annual retainer (paid quarterly). In addition, each Independent Trustee receives, on a per fund basis: (i) a fee of $1,500 per fund each year (paid quarterly); (ii) a fee of $200 per Board meeting attended; and (iii) a fee of $200 per committee meeting attended. The Trust reimburses each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust are also reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From the IMS Family of Funds[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the IMS Family of Funds Paid to Trustees[2]
Independent Trustees
Arthur Q. Falk	$4,370	None	None	$4,370
Tom M. Wirtshafter	$3,769	None	None	$3,769
Gary W. DiCenzo	$4,370	None	None	$4,370
Steven D. Poppen	$3,769	None	None	$3,769
Thomas J. Schmidt	$4,370	None	None	$4,370

Interested Trustee
Randall K. Linscott	None	None	None	None

1 Each of the Trustees serves as a Trustee to two IMS Family of Funds of the Trust. The Trust currently offers six series of shares.

2 Figures are for the six month period ended December 31, 2020.

ADDITIONAL INFORMATION – (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 934-5550 to request a copy of the SAI or to make shareholder inquiries.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prior to March 31, 2020, the Fund filed its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 934-5550; and on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 934-5550; and on the SEC’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. For the six month period ended December 31, 2020, certain distributions paid by the Funds may be subject to a maximum tax rate of 20%. The Value Fund and Income Fund intend to designate up to a maximum amount of $758,070 and $356,654, respectively, as taxed at a maximum rate of 20%.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2021 to determine the calendar year amounts to be included on their 2020 tax returns. Shareholders should consult their own tax advisors.

360 FUNDS

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

IMS Capital Management, Inc.

8995 S.E. Otty Road,

Portland, OR 97086

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Strauss Troy Co., LPA

Federal Reserve Building

150 E. 4th Street

4th Floor

Cincinnati, OH 45202

CUSTODIAN BANK

Huntington National Bank
41 South Street
Columbus, OH 43125

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 13.	EXHIBITS

(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer
Date: March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Assistant Treasurer and Acting Principal Financial Officer
Date: March 5, 2021